Accounts Receivable, Net - Schedule of Movement of the Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of the Allowance for Expected Credit Loss [Abstract]
Balance as of the beginning of the year	$ (7,299)
Addition	(3,288)	(7,172)
Exchange difference	322	(127)
Balance as of the end of the year	$ (10,265)	$ (7,299)